CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME/(LOSS) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Direct financing lease income
Direct financi cal social security sales ng lease interest income	$ 0	$ 298,310	$ 242,740
Interest expense for direct financing lease	0	(127,488)	0
Provision for lease payment receivable	0	(584,653)	(2,258,060)
Net direct financing lease interest income after provision for receivables	0	(413,831)	(2,015,320)
Net revenue	3,710,870	527,992	(1,984,638)
Non-interest expense
Business taxes and surcharge	(113,204)	(4,786)	(231)
Salaries and employee charges	(1,375,575)	(297,151)	(276,546)
Rental expenses	(392,373)	(79,074)	(76,442)
Other operating expenses	(2,346,737)	(339,065)	(524,518)
Total non-interest expense	(4,227,889)	(720,076)	(524,518)
Loss before taxes	(517,019)	(192,084)	(2,862,375)
Income tax expense	(236,021)	(11,175)	(738)
NET LOSS	(753,040)	(203,259)	(2,863,113)
Net loss attributable to non-controlling interests	(536,429)	205,995	(52,019)
Net loss attributable to Wins Finance Holdings Inc..	(216,611)	(409,254)	(2,811,094)
Other comprehensive income(loss)
Foreign currency translation adjustment	464,219	357,564	187,029
TOTAL COMPREHENSIVE INCOME/(LOSS)	(288,821)	154,305	(2,676,084)
Total comprehensive income/(loss) attributable to noncontrolling interests	(441,526)	161,935	(48,238)
Total comprehensive (loss)/income attributable to ordinary shareholders	$ 152,705	$ (7,630)	$ (2,627,846)
Weighted-average ordinary shares outstanding
Basic	19,837,642	19,837,642	19,837,642
Diluted	19,837,642	19,837,642	19,837,642
Loss per share attributable to ordinary shareholders
Basic	$ (0.01)	$ (0.02)	$ (0.14)
Diluted	(0.01)	(0.02)	(0.14)
From continuing operation - Basic	(0.04)	(0.01)	(0.14)
From continuing operation - Diluted	$ (0.04)	$ (0.01)	$ (0.14)
Medical consulting revenue
Direct financing lease income
Net revenue	$ 6,765	$ 4,757	$ 30,682
Revenue from sales of medical equipment
Direct financing lease income
Net revenue	54,557,617	1,343,715	0
Cost of medical equipment
Direct financing lease income
Net revenue	$ (50,853,512)	$ (406,649)	$ 0